Leases - Schedule of Expenses Incurred for Operating Leases (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Schedule Of Expenses Incurred For Operating Leases Abstract
Operating lease expense	$ 35,635	$ 13,476	$ 112,116	$ 17,209	$ 113,149	$ 0
Total operating lease expense	$ 35,635	$ 13,476	$ 112,116	$ 17,209	$ 113,149	$ 0